Property, Plant and Equipment, Net - Additional Information (Detail) - Other [member] - MXN ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization of borrowing costs	$ 0	$ 61,000,000	$ 57,000,000
Qualifying assets		$ 99,000,000	$ 993,000,000
Effective interest rate used to determine amount of borrowing costs eligible for capitalization		4.50%	4.10%